Consolidated Statements Of Cash Flow (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Cash Flow [Abstract]
Non equity component of allowance for funds used during construction	$ 1,598	$ 1,494	$ 1,742